                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03626

                                 CITIZENS FUNDS
               (Exact Name of Registrant as Specified in Charter)

               One Harbour Place, Portsmouth, New Hampshire 03801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (603) 436-5152

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801
                     (Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS 300 FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 99.7%

AIR FREIGHT - 1.4%
FedEx Corp.                                                       200       17
United Parcel Service, Class B                                    665       46
                                                                           ---
                                                                            63

AIRLINES - 0.2%
jetBlue Airways Corp. (a)                                         100        2
Southwest Airlines Co.                                            530        8
                                                                           ---
                                                                            10

APPAREL MANUFACTURERS - 0.2%
Jones Apparel Group, Inc.                                         200        6
Liz Claiborne, Inc.                                               100        4
                                                                           ---
                                                                            10

AUTO MANUFACTURING - 0.2%
PACCAR, Inc.                                                      100        7

BANKS - 4.3%
Bank of America Corp.                                           2,500      105
Bank of New York Co., Inc.                                        500       15
BB&T Corp.                                                        300       12
Fifth Third Bancorp                                               400       15
First Horizon National Corp.                                      200        7
National City Corp.                                               400       13
North Fork Bancorporation, Inc.                                   300        8
Suntrust Banks, Inc.                                              200       14
                                                                           ---
                                                                           189

BIOTECHNOLOGY - 1.3%
Allergan, Inc.                                                    100        9
Applera Corp.                                                     200        5
Biogen Idec, Inc. (a)                                             200        8
Chiron Corp. (a)                                                  100        4
Forest Laboratories, Inc. (a)                                     200        8
Genzyme Corp. (a)                                                 200       14
MedImmune, Inc. (a)                                               200        7
                                                                           ---
                                                                            55

BROADCASTING - 0.2%
Radio One, Inc., Class D (a)                                      200        3
Univision Communications, Inc. (a)                                250        6
                                                                           ---
                                                                             9

CHEMICALS - 2.0%
Air Products & Chemicals, Inc.                                    100        6
Amgen, Inc. (a)                                                   800       63
Engelhard Corp.                                                   100        3
International Flavors & Fragrances, Inc.                          100        4
Praxair, Inc.                                                     200        9
                                                                           ---
                                                                            85

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMPUTERS - 9.1%
Apple Computer, Inc. (a)                                          540       29
Citrix Systems, Inc. (a)                                          125        3
Corning, Inc. (a)                                                 880       17
Dell, Inc. (a)                                                  1,500       52
EMC Corp. (a)                                                   1,500       19
Intel Corp.                                                     3,755       94
International Business Machines Corp.                             950       77
Intuit, Inc. (a)                                                  100        4
Lexmark International, Inc. (a)                                    50        3
National Instruments Corp.                                        100        2
Network Appliance, Inc. (a)                                       200        5
Novell, Inc. (a)                                                  200        1
Oracle Corp. (a)                                                3,140       39
Pixar, Inc. (a)                                                   100        4
Symantec Corp. (a)                                                750       17
Yahoo!, Inc. (a)                                                  900       30
                                                                           ---
                                                                           396

CONSTRUCTION - 0.3%
D. R. Horton, Inc.                                                166        6
Lennar Corp.                                                      100        6
                                                                           ---
                                                                            12

CONSUMER PRODUCTS - 1.2%
Black & Decker Corp.                                              100        8
Clorox Co.                                                        200       11
Kimberly-Clark Corp.                                              300       17
Newell Rubbermaid, Inc.                                           200        5
The Stanley Works                                                 100        5
Whirlpool Corp.                                                   100        8
                                                                           ---
                                                                            54

ELECTRICAL EQUIPMENT - 0.7%
American Power Conversion Corp.                                   120        3
Emerson Electric Co.                                              300       22
Sanmina Corp. (a)                                                 300        1
W.W. Grainger, Inc.                                               100        6
                                                                           ---
                                                                            32

ELECTRONICS - 4.9%
Adobe Systems, Inc.                                               300        9
Applied Materials, Inc.                                         1,000       17
Broadcom Corp., Class A (a)                                       200        9
Cisco Systems, Inc. (a)                                         3,955       70
Electronic Arts, Inc. (a)                                         200       11
Freescale Semiconductor, Inc., Class B (a)                        320        8
JDS Uniphase Corp. (a)                                          1,600        4
Johnson Controls, Inc.                                            100        6
Juniper Networks, Inc. (a)                                        300        7
Linear Technology Corp.                                           200        8
Maxim Integrated Products, Inc.                                   250       11
NVIDIA Corp. (a)                                                  100        3
Rockwell Automation, Inc.                                         120        6
SPX Corp.                                                         100        5
Texas Instruments, Inc.                                         1,000       34
Xilinx, Inc.                                                      200        6
                                                                           ---
                                                                           214

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
ENERGY & UTILITIES - 10.4%
AES Corp. (a)                                                     400        7
AGL Resources, Inc.                                               100        4
Anadarko Petroleum Corp.                                          150       14
Apache Corp.                                                      200       15
Baker Hughes, Inc.                                                200       12
BJ Services Co.                                                   200        7
BP Amoco plc ADR                                                2,125      150
Burlington Resources, Inc.                                        200       16
Calpine Corp. (a)                                                 300        1
ConocoPhillips                                                    900       62
Devon Energy Corp.                                                300       21
Diamond Offshore Drilling, Inc.                                   100        6
DPL, Inc.                                                         100        3
EOG Resources, Inc.                                               200       15
Equitable Resources, Inc.                                          70        3
Hawaiian Electric Industries, Inc.                                100        3
KeySpan Corp.                                                     100        4
Newfield Exploration Co. (a)                                      100        5
NiSource, Inc.                                                    200        5
Noble Corp.                                                       100        7
Noble Energy, Inc.                                                200        9
Pepco Holdings, Inc.                                              100        2
Pioneer Natural Resources Co.                                     100        5
Pogo Producing Co.                                                100        6
Puget Energy, Inc.                                                100        2
Questar Corp.                                                     100        9
Rowan Cos., Inc.                                                  100        4
Smith International, Inc.                                         200        7
The Williams Cos., Inc.                                           400       10
UGI Corp.                                                         100        3
Valero Energy Corp.                                               200       23
Western Gas Resources, Inc.                                       100        5
XTO Energy, Inc.                                                  200        9
                                                                           ---
                                                                           454

ENTERTAINMENT - 2.9%
Comcast Corp., Class A (a)                                      1,400       41
Time Warner, Inc.                                               2,850       52
Viacom, Inc.                                                    1,000       33
                                                                           ---
                                                                           126

FINANCIAL - DIVERSIFIED - 12.2%
AMBAC Financial Group, Inc.                                       100        7
American Express Co.                                              800       46
Citigroup, Inc.                                                 3,200      145
Fannie Mae                                                        600       27
Freddie Mac                                                       400       23
Legg Mason, Inc.                                                  100       11
Lehman Brothers Holdings, Inc.                                    200       23
MBNA Corp.                                                        800       20
Mellon Financial Corp.                                            300       10
Merrill Lynch & Co., Inc.                                         600       37
MetLife, Inc.                                                     500       25
Moody's Corp.                                                     100        5
Northern Trust Corp.                                              100        5
SLM Corp.                                                         100        5
State Street Corp.                                                200       10
Synovus Financial Corp.                                           190        5
Wachovia Corp.                                                  1,000       48
Washington Mutual, Inc.                                           500       20
Wells Fargo & Co.                                               1,060       62
                                                                           ---
                                                                           534

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FINANCIAL SERVICES - 0.8%
Charles Schwab Corp.                                              900       13
Golden West Financial Corp.                                       200       12
Principal Financial Group                                         200        9
                                                                           ---
                                                                            34

FOODS - 4.9%
Bunge, Ltd.                                                       100        5
Campbell Soup Co.                                                 300        9
Coca-Cola Co.                                                   1,500       66
General Mills, Inc.                                               200       10
H.J. Heinz Co.                                                    200        7
Hershey Foods Corp.                                               150        8
Kellogg Co.                                                       349       16
McCormick & Co., Inc.                                             100        3
Pepsi Bottling Group, Inc.                                        200        6
PepsiCo, Inc.                                                   1,050       60
Sara Lee Corp.                                                    550       10
SUPERVALU, Inc.                                                   100        3
Wm.Wrigley Jr. Co.                                                130        9
                                                                           ---
                                                                           212

HEALTHCARE - 11.7%
Baxter International, Inc.                                        400       16
Becton, Dickinson & Co.                                           200       10
Biomet, Inc.                                                      140        5
Boston Scientific Corp. (a)                                       500       12
DENTSPLY International, Inc.                                      100        5
Eli Lilly & Co.                                                   700       37
Express Scripts, Inc. (a)                                         100        6
Guidant Corp.                                                     200       14
Health Management Associates, Inc., Class A                       200        5
Johnson & Johnson, Inc.                                         1,800      114
Laboratory Corp. of America Holdings (a)                          125        6
Medtronic, Inc.                                                   800       43
Mylan Laboratories, Inc.                                           50        1
Pfizer, Inc.                                                    4,550      114
Quest Diagnostics, Inc.                                           100        5
St. Jude Medical, Inc. (a)                                        200        9
Stryker Corp.                                                     320       16
UnitedHealth Group, Inc.                                          800       45
WellPoint, Inc. (a)                                               400       30
Zimmer Holdings, Inc. (a)                                         200       14
                                                                           ---
                                                                           507

INSURANCE - 4.3%
American International Group, Inc.                              1,565       98
Fidelity National Financial Corp.                                 100        4
Marsh & McLennan Cos., Inc.                                       300        9
MBIA, Inc.                                                        100        6
Progressive Corp.                                                 100       10
The Allstate Corp.                                                400       23
The Hartford Financial Services Group, Inc.                       185       14
The St. Paul Travelers Cos., Inc.                                 470       21
                                                                           ---
                                                                           185

INVESTMENT BANKING & BROKERAGE - 0.8%
The Goldman Sachs Group, Inc.                                     300       36

LEISURE - 0.2%
Harley-Davidson, Inc.                                             200       10

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
MANUFACTURING - 6.2%
3M Co.                                                            500       37
Cintas Corp.                                                      135        6
Cooper Cameron Corp. (a)                                          100        7
Crane Co.                                                         100        3
Dana Corp.                                                        100        1
Donaldson Co., Inc.                                               100        3
Dover Corp.                                                       100        4
Eaton Corp.                                                       100        6
Gentex Corp.                                                      110        2
Graco, Inc.                                                       100        3
Illinois Tool Works, Inc.                                         200       16
Ingersoll-Rand Co.                                                200        8
Masco Corp.                                                       300        9
Mattel, Inc.                                                      370        6
Nucor Corp.                                                       100        6
Packaging Corp. of America                                        100        2
Pactiv Corp. (a)                                                  200        4
Parker Hannifin Corp.                                             100        6
Pentair, Inc.                                                     100        4
Procter & Gamble Co.                                            1,502       89
Smurfit-Stone Container Corp. (a)                                 300        3
Sonoco Products Co.                                               100        3
Temple-Inland, Inc.                                               100        4
Tyco International, Ltd.                                        1,210       34
Worthington Industries, Inc.                                      100        2
                                                                           ---
                                                                           268

OFFICE EQUIPMENT & SUPPLIES - 0.2%
Avery Dennison Corp.                                              120        6
Pitney Bowes, Inc.                                                100        4
                                                                           ---
                                                                            10

PERSONAL CARE - 1.6%
Alberto-Culver Co.                                                100        4
Avon Products, Inc.                                               300        8
Colgate-Palmolive Co.                                             260       14
Gillette Co.                                                      600       35
The Estee Lauder Cos., Inc., Class A                              200        7
                                                                           ---
                                                                            68

PHARMACEUTICALS - 0.4%
Barr Pharmaceuticals, Inc. (a)                                    100        5
McKesson Corp.                                                    200       10
Watson Pharmaceuticals, Inc. (a)                                  100        4
                                                                           ---
                                                                            19

PUBLISHING - 0.5%
Dow Jones & Co., Inc.                                             100        4
The McGraw-Hill Cos., Inc.                                        200        9
Tribune Co.                                                       200        7
                                                                           ---
                                                                            20

RAILROADS - 0.4%
CSX Corp.                                                         100        5
Norfolk Southern Corp.                                            300       12
                                                                           ---
                                                                            17

REAL ESTATE - 0.2%
The St. Joe Co.                                                   120        7

RESTAURANTS - 0.9%
Darden Restaurants, Inc.                                          200        6
McDonald's Corp.                                                  800       27
YUM! Brands, Inc.                                                 150        7
                                                                           ---
                                                                            40

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
RETAIL - 7.2%
AutoZone, Inc. (a)                                                100         8
Bed Bath & Beyond, Inc. (a)                                       200         8
Best Buy & Co., Inc.                                              300        13
Big Lots, Inc. (a)                                                200         2
Chico's FAS, Inc. (a)                                             110         4
Coach, Inc. (a)                                                   200         6
Costco Wholesale Corp.                                            300        13
CVS Corp.                                                         610        18
Dollar General Corp.                                              200         4
Dollar Tree Stores, Inc. (a)                                      100         2
eBay, Inc. (a)                                                    800        33
Family Dollar Stores, Inc.                                        150         3
Hasbro, Inc.                                                      100         2
Home Depot, Inc.                                                1,365        52
Limited Brands, Inc.                                              330         7
Lowe's Cos., Inc.                                                 500        32
Michaels Stores, Inc.                                             200         7
Nordstrom, Inc.                                                   200         7
RadioShack Corp.                                                  135         3
Staples, Inc.                                                     495        11
Target Corp.                                                      500        26
The Gap, Inc.                                                     568        10
The TJX Cos., Inc.                                                300         6
Tiffany & Co.                                                     200         8
Walgreen Co.                                                      600        26
                                                                          -----
                                                                            311

SERVICES - 2.3%
Apollo Group, Inc., Class A (a)                                   100         7
ARAMARK Corp.                                                     200         5
Career Education Corp. (a)                                        100         4
Cendant Corp.                                                     600        13
Ecolab, Inc.                                                      200         6
Fair Isaac & Co., Inc.                                            100         4
First Data Corp.                                                  500        21
Fiserv, Inc. (a)                                                  200         9
Manpower, Inc.                                                    100         4
Monster Worldwide, Inc. (a)                                       100         3
Omnicom Group, Inc.                                               100         8
Pall Corp.                                                        100         3
Paychex, Inc.                                                     200         7
Unisys Corp. (a)                                                  500         3
Viad Corp.                                                         31         1
                                                                          -----
                                                                             98

TELECOMMUNICATIONS - 5.5%
Lucent Technologies, Inc. (a)                                   2,300         7
Motorola, Inc.                                                  1,500        33
QUALCOMM, Inc.                                                  1,050        47
SBC Communications, Inc.                                        2,080        50
Scientific-Atlanta, Inc.                                          100         4
Sprint Nextel Corp.                                             1,804        43
Verizon Communications, Inc.                                    1,750        57
                                                                          -----
                                                                  241       241
TRANSPORTATION - 0.1%
Ryder System, Inc.                                                100         3

TOTAL COMMON STOCKS
COST: $3,836                                                              4,336

TOTAL INVESTMENTS - 99.7%
COST: $3,836 (B)                                                          4,336

Percentages indicated are based on net assets of $4,349.

(a)  Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $34. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $ 633
Unrealized depreciation        (167)
                              -----
Net unrealized appreciation   $ 466

ADR - American Depositary Receipt

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 95.7%

BIOTECHNOLOGY - 1.4%
Gilead Sciences, Inc. (a)                                     100,000      4,876

CHEMICALS - 3.3%
Amgen, Inc. (a)                                                75,000      5,976
Praxair, Inc.                                                 110,000      5,272
                                                                         -------
                                                                          11,248

COMPUTERS - 3.9%
Autodesk, Inc.                                                130,000      6,037
Intel Corp.                                                   150,000      3,698
Symantec Corp. (a)                                            150,000      3,399
                                                                         -------
                                                                          13,134

CONSTRUCTION - 1.4%
Pulte Homes, Inc.                                             110,000      4,721

CONSUMER PRODUCTS - 1.1%
Black & Decker Corp.                                           45,000      3,694

ELECTRONICS - 6.0%
Broadcom Corp., Class A (a)                                    70,000      3,284
Electronic Arts, Inc. (a)                                      50,000      2,845
NVIDIA Corp. (a)                                               90,000      3,085
Rockwell Automation, Inc.                                      90,000      4,761
Texas Instruments, Inc.                                       190,000      6,440
                                                                         -------
                                                                          20,415

ENERGY & UTILITIES - 15.5%
Apache Corp.                                                  100,000      7,522
BJ Services Co.                                               170,000      6,118
Burlington Resources, Inc.                                     80,000      6,506
ConocoPhillips                                                 90,000      6,292
Equitable Resources, Inc.                                     200,000      7,812
Murphy Oil Corp.                                              120,000      5,984
Questar Corp.                                                 100,000      8,813
Silvan Power Co. (a) (b)                                       24,000         --
Valero Energy Corp.                                            35,000      3,957
Vulcan Power Co., Class A (a) (b)                              40,000         --
                                                                         -------
                                                                          53,004

FINANCIAL - DIVERSIFIED - 6.3%
Legg Mason, Inc.                                               75,000      8,227
Moody's Corp.                                                 150,000      7,662
SLM Corp.                                                     105,000      5,632
                                                                         -------
                                                                          21,521

FINANCIAL SERVICES - 3.2%
Franklin Resources, Inc.                                       85,000      7,137
Golden West Financial Corp.                                    60,000      3,563
                                                                         -------
                                                                          10,700

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FOODS - 3.2%
Hershey Foods Corp.                                            55,000      3,097
PepsiCo, Inc.                                                  60,000      3,403
Wm.Wrigley Jr. Co.                                             60,000      4,312
                                                                         -------
                                                                          10,812

HEALTHCARE - 11.2%
Becton, Dickinson & Co.                                        50,000      2,622
C.R. Bard, Inc.                                                50,000      3,302
Express Scripts, Inc. (a)                                     100,000      6,220
Johnson & Johnson, Inc.                                        75,000      4,746
St. Jude Medical, Inc. (a)                                     80,000      3,744
UnitedHealth Group, Inc.                                      150,000      8,429
WellPoint, Inc. (a)                                            80,000      6,066
Zimmer Holdings, Inc. (a)                                      40,000      2,756
                                                                         -------
                                                                          37,885

HOTELS & MOTELS - 0.9%
Marriott International, Inc., Class A                          50,000      3,150

INSURANCE - 5.1%
AFLAC, Inc.                                                   130,000      5,889
The Allstate Corp.                                             90,000      4,976
The Chubb Corp.                                                70,000      6,269
                                                                         -------
                                                                          17,134

MANUFACTURING - 7.3%
American Standard Cos., Inc.                                   75,000      3,491
HNI Corp.                                                     100,000      6,022
Pentair, Inc.                                                 100,000      3,650
Precision Castparts Corp.                                     140,000      7,434
Taiwan Semiconductor ADR                                      487,498      4,007
                                                                         -------
                                                                          24,604

PERSONAL CARE - 1.4%
Gillette Co.                                                   80,000      4,656

PHARMACEUTICALS - 1.2%
Schering-Plough Corp.                                         200,000      4,210

PUBLISHING - 1.8%
The McGraw-Hill Cos., Inc.                                    130,000      6,245

REAL ESTATE - 1.9%
Simon Property Group, Inc.                                     85,000      6,300

RETAIL - 9.7%
Chico's FAS, Inc. (a)                                         150,000      5,520
Coach, Inc. (a)                                               125,000      3,920
CVS Corp.                                                     240,000      6,963
Nordstrom, Inc.                                               200,000      6,864
Staples, Inc.                                                 300,000      6,396
Whole Foods Market, Inc.                                       25,000      3,361
                                                                         -------
                                                                          33,024

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
SERVICES - 3.8%
Fiserv, Inc. (a)                                              130,000      5,963
Getty Images, Inc. (a)                                         80,000      6,883
                                                                         -------
                                                                          12,846

TELECOMMUNICATIONS - 6.1%
Alltel Corp.                                                   85,000      5,534
Comverse Technology, Inc. (a)                                 225,000      5,911
Motorola, Inc.                                                200,000      4,418
Sprint Nextel Corp.                                           200,000      4,756
                                                                         -------
                                                                          20,619
                                                                         -------
TOTAL COMMON STOCKS
Cost: $260,576                                                           324,798

SECURITY, RATE, MATURITY DATE                                 PRINCIPAL($)   VALUE($)
-----------------------------                                 ------------   --------
REPURCHASE AGREEMENTS - 4.3%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $14,552, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%, 06/12/13)
Cost: $14,551                                                    14,551       14,551
                                                                             -------
TOTAL INVESTMENTS - 100.0%
Cost: $275,127 (c)                                                           339,349

Percentages indicated are based on net assets of $339,186.

(a)  Non-income producing security.

(b) On September 30, 2005, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Value: $0

(c) Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $6. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation             $66,452
Unrealized depreciation              (2,236)
                                    -------
Net unrealized appreciation         $64,216

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 98.8%

BIOTECHNOLOGY - 5.1%
Affymetrix, Inc. (a)                                           44,000      2,034
Fisher Scientific International, Inc. (a)                      26,900      1,669
Gilead Sciences, Inc. (a)                                      63,200      3,082
Protein Design Labs, Inc. (a)                                  55,000      1,540
                                                                         -------
                                                                           8,325

CHEMICALS - 1.2%
Praxair, Inc.                                                  39,650      1,900

COMPUTERS - 9.8%
Apple Computer, Inc. (a)                                       86,432      4,634
Autodesk, Inc.                                                 62,500      2,903
Corning, Inc. (a)                                             147,360      2,848
Palm, Inc. (a)                                                 70,000      1,983
Webex Communications, Inc. (a)                                 75,000      1,838
Websense, Inc. (a)                                             37,865      1,939
                                                                         -------
                                                                          16,145

CONSTRUCTION - 2.5%
Lafarge North America, Inc.                                    34,000      2,298
Toll Brothers, Inc. (a)                                        40,200      1,796
                                                                         -------
                                                                           4,094

ELECTRONICS - 7.4%
Adobe Systems, Inc.                                            63,050      1,882
Freescale Semiconductor, Inc., Class B (a)                     80,000      1,886
International Rectifier Corp. (a)                              38,800      1,749
Lam Research Corp. (a)                                         59,000      1,798
MEMC Electronic Materials, Inc. (a)                           139,500      3,179
QLogic Corp. (a)                                               50,600      1,731
                                                                         -------
                                                                          12,225

ENERGY & UTILITIES - 11.0%
Baker Hughes, Inc.                                             43,840      2,616
EOG Resources, Inc.                                            46,400      3,476
Murphy Oil Corp.                                               38,600      1,925
Newfield Exploration Co. (a)                                   57,484      2,822
ONEOK, Inc.                                                    54,200      1,844
Patterson-UTI Energy, Inc.                                     85,200      3,075
Transocean, Inc. (a)                                           37,700      2,311
                                                                         -------
                                                                          18,069

FINANCIAL - DIVERSIFIED - 3.2%
Legg Mason, Inc.                                               21,000      2,303
Moody's Corp.                                                  56,988      2,911
                                                                         -------
                                                                           5,214

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FINANCIAL SERVICES - 4.5%
Chicago Mercantile Exchange Holdings, Inc.                     10,856      3,663
Golden West Financial Corp.                                    27,080      1,608
T. Rowe Price Group, Inc.                                      33,055      2,158
                                                                         -------
                                                                           7,429

FOODS - 1.5%
Bunge, Ltd.                                                    47,850      2,518

HEALTHCARE - 10.0%
C.R. Bard, Inc.                                                34,975      2,309
Cooper Cos., Inc.                                              23,915      1,832
Coventry Health Care, Inc. (a)                                 20,000      1,720
Express Scripts, Inc. (a)                                      30,000      1,866
Intuitive Surgical, Inc. (a)                                   30,150      2,210
Laboratory Corp. of America Holdings (a)                       41,850      2,039
Respironics, Inc. (a)                                          41,000      1,729
Sierra Health Services, Inc. (a)                               40,888      2,816
                                                                         -------
                                                                          16,521

HOTELS & MOTELS - 2.4%
Choice Hotels International, Inc.                              30,530      1,973
Starwood Hotels & Resorts Worldwide, Inc.                      34,300      1,961
                                                                         -------
                                                                           3,934

INSURANCE - 1.5%
W. R. Berkley Corp.                                            61,525      2,429

MANUFACTURING - 4.5%
Graco, Inc.                                                    58,000      1,988
Joy Global, Inc.                                               33,000      1,665
Oshkosh Truck Corp.                                            58,568      2,528
Pentair, Inc.                                                  34,000      1,241
                                                                         -------
                                                                           7,422

PHARMACEUTICALS - 2.1%
McKesson Corp.                                                 37,000      1,756
Pharmaceutical Product Development, Inc. (a)                   30,000      1,725
                                                                         -------
                                                                           3,481

PUBLISHING - 1.1%
John Wiley & Sons, Inc.                                        44,400      1,853

REAL ESTATE - 1.2%
CB Richard Ellis Group, Inc., Class A (a)                      40,000      1,968

RESTAURANTS - 1.3%
Sonic Corp. (a)                                                79,615      2,177

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
RETAIL - 11.2%
American Eagle Outfitters, Inc.                                56,000      1,318
Bed Bath & Beyond, Inc. (a)                                    45,000      1,808
Claire's Stores, Inc.                                         101,400      2,447
Coach, Inc. (a)                                                91,650      2,874
Michaels Stores, Inc.                                          45,000      1,488
Nordstrom, Inc.                                               100,712      3,457
Polo Ralph Lauren                                              30,000      1,509
The Men's Wearhouse, Inc. (a)                                  44,000      1,175
Whole Foods Market, Inc.                                       17,950      2,413
                                                                         -------
                                                                          18,489

SERVICES - 11.5%
CheckFree Corp. (a)                                            53,000      2,004
Cognizant Technology Solutions Corp. (a)                       68,400      3,187
Corporate Executive Board Co.                                  46,549      3,630
Dun & Bradstreet Corp. (a)                                     19,200      1,265
Expeditors International of Washington, Inc.                   41,600      2,362
Getty Images, Inc. (a)                                         36,235      3,118
SCP Pool Corp.                                                 45,000      1,572
WebMD Corp. (a)                                               150,000      1,662
                                                                         -------
                                                                          18,800

TELECOMMUNICATIONS - 4.0%
Comverse Technology, Inc. (a)                                  85,600      2,249
Macromedia, Inc. (a)                                           48,000      1,952
Nextel Partners, Inc. (a)                                      94,500      2,372
                                                                         -------
                                                                           6,573

TRANSPORTATION - 1.8%
Landstar System, Inc.                                          74,480      2,981
                                                                         -------
TOTAL COMMON STOCKS
Cost: $127,903                                                           162,547

SECURITY, RATE, MATURITY DATE                                 PRINCIPAL($)   VALUE($)
-----------------------------                                 ------------   --------
REPURCHASE AGREEMENTS - 1.3%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $2,217, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%, 06/12/13)
Cost: $2,216                                                      2,216         2,216
                                                                              -------
TOTAL INVESTMENTS - 100.1%
Cost: $130,119 (b)                                                            164,763

Percentages indicated are based on net assets of $164,564.

(a)  Non-income producing security.

(b) Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $15. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $37,613
Unrealized depreciation        (2,984)
                              -------
Net unrealized appreciation   $34,629

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 95.9%

APPAREL MANUFACTURERS - 1.8%
Carter's, Inc. (a)                                             10,000       568

BANKS - 3.5%
PrivateBancorp, Inc.                                           15,000       514
SVB Financial Group (a)                                        12,000       584
                                                                         ------
                                                                          1,098

COMPUTERS - 10.5%
Ansys, Inc. (a)                                                12,000       462
Digital River, Inc. (a)                                         8,000       279
Komag, Inc. (a)                                                 7,500       240
Micros Systems, Inc. (a)                                        6,500       284
NETGEAR, Inc. (a)                                              35,300       848
Progress Software Corp. (a)                                    14,000       445
SRA International, Inc., Class A (a)                           12,500       444
Websense, Inc. (a)                                              5,000       256
                                                                         ------
                                                                          3,258

CONSTRUCTION - 1.6%
Beacon Roofing Supply, Inc. (a)                                15,000       490

EDUCATIONAL SERVICES - 2.2%
Bright Horizons Family Solutions, Inc. (a)                     18,000       691

ELECTRICAL EQUIPMENT - 1.9%
Genlyte Group (a)                                              12,004       577

ELECTRONICS - 4.5%
Diodes, Inc. (a)                                               16,000       580
Sirf Technology Holdings, Inc. (a)                             14,000       422
Trimble Navigation Ltd. (a)                                    12,000       404
                                                                         ------
                                                                          1,406

ENERGY & UTILITIES - 13.8%
Airgas, Inc.                                                   15,845       469
Cal Dive International, Inc. (a)                                9,000       571
Headwaters, Inc. (a)                                           15,000       561
Holly Corp.                                                    12,000       769
Hydril (a)                                                      9,000       618
Precision Drilling Corp. (a)                                   12,500       615
RPC, Inc.                                                      27,400       706
                                                                         ------
                                                                          4,309

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
HEALTHCARE - 18.0%
American Healthways, Inc. (a)                                  14,000       594
American Medical Systems Holdings, Inc. (a)                    26,000       524
AMERIGROUP Corp. (a)                                           12,000       229
Centene Corp. (a)                                              14,000       350
LifePoint Hospitals, Inc. (a)                                  12,500       547
Psychiatric Solutions, Inc. (a)                                 6,000       325
Quality Systems, Inc.                                          11,000       761
Respironics, Inc. (a)                                          16,000       675
Sierra Health Services, Inc. (a)                                9,000       620
Sybron Dental Specialties, Inc. (a)                            12,000       499
Ventana Medical Systems, Inc. (a)                              12,000       457
                                                                         ------
                                                                          5,581

HOTELS & MOTELS - 1.5%
Choice Hotels International, Inc.                               7,000       452

INSURANCE - 2.8%
Philadelphia Consolidated Holding Corp. (a)                     5,500       467
RLI Corp.                                                       9,000       416
                                                                         ------
                                                                            883

INVESTMENT BANKING & BROKERAGE - 1.9%
Affiliated Managers Group, Inc. (a)                             8,000       579

MANUFACTURING - 10.5%
Ceradyne, Inc. (a)                                             14,000       514
Eagle Materials, Inc.                                           4,000       485
Oshkosh Truck Corp.                                            11,000       475
Roper Industries, Inc.                                         13,520       531
Silgan Holdings, Inc.                                          10,000       333
The Manitowoc Co., Inc.                                        12,900       647
Toro Co.                                                        7,500       276
                                                                         ------
                                                                          3,261

MULTIMEDIA - 1.1%
Witness Systems, Inc. (a)                                      16,000       334

PERSONAL CARE - 2.7%
Chattem, Inc. (a)                                              14,000       497
Steiner Leisure Ltd. (a)                                       10,000       340
                                                                         ------
                                                                            837

PHARMACEUTICALS - 0.9%
Pharmaceutical Product Development, Inc. (a)                    5,000       288

RESTAURANTS - 1.7%
P.F. Chang's China Bistro, Inc. (a)                             6,000       269
Sonic Corp. (a)                                                10,000       273
                                                                         ------
                                                                            542

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
RETAIL - 6.7%
Genesco, Inc. (a)                                              15,000       559
Guitar Center, Inc. (a)                                         7,500       414
Marinemax, Inc. (a)                                            15,000       382
Quiksilver, Inc. (a)                                           18,000       260
The Men's Wearhouse, Inc. (a)                                  18,000       481
                                                                         ------
                                                                          2,096

SERVICES - 8.3%
Corporate Executive Board Co.                                   7,500       584
Labor Ready, Inc. (a)                                          27,000       692
Mine Safety Appliances Co.                                      6,500       252
Ritchie Bros. Auctioneers, Inc.                                 8,000       352
SCP Pool Corp.                                                 12,500       437
Waste Connections, Inc. (a)                                     8,000       281
                                                                         ------
                                                                          2,598

TOTAL COMMON STOCKS
Cost: $24,517                                                            29,848

SECURITY, RATE, MATURITY DATE                                 PRINCIPAL($)   VALUE($)
-----------------------------                                 ------------   --------
REPURCHASE AGREEMENTS - 4.2%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $1,323, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%, 06/12/13)
Cost: $1,323                                                      1,323        1,323
                                                                              ------
TOTAL INVESTMENTS - 100.1%
Cost: $25,840 (b)                                                             31,171

Percentages indicated are based on net assets of $31,145.

(a)  Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $10. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $5,995
Unrealized depreciation         (674)
                              ------
Net Unrealized appreciation   $5,321

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 99.4%

AIR FREIGHT - 2.0%
FedEx Corp.                                                     7,218       629

APPAREL MANUFACTURERS - 1.6%
V.F. Corp.                                                      8,359       485

BANKS - 0.8%
Marshall & Ilsley Corp.                                         6,000       261

CHEMICALS - 2.7%
Amgen, Inc. (a)                                                 6,400       510
Praxair, Inc.                                                   6,781       325
                                                                         ------
                                                                            835

COMPUTERS - 9.2%
Dell, Inc. (a)                                                 14,584       499
Hewlett-Packard Co.                                            14,699       429
Intel Corp.                                                    15,819       390
International Business Machines Corp.                           5,586       448
Microsoft Corp.                                                15,696       404
Oracle Corp. (a)                                               25,166       312
Symantec Corp. (a)                                             17,380       394
                                                                         ------
                                                                          2,876

CONSTRUCTION - 1.4%
Lafarge North America, Inc.                                     6,670       451

CONSUMER PRODUCTS - 2.4%
Black & Decker Corp.                                            4,366       358
Kimberly-Clark Corp.                                            6,614       394
                                                                         ------
                                                                            752

ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.                                            4,253       305

ELECTRONICS - 3.1%
International Rectifier Corp. (a)                              11,792       531
MEMC Electronic Materials, Inc. (a)                            19,289       440
                                                                         ------
                                                                            971

ENERGY & UTILITIES - 16.7%
AES Corp. (a)                                                  23,955       394
Allegheny Energy, Inc. (a)                                     10,231       314
Apache Corp.                                                    7,147       538
Baker Hughes, Inc.                                             12,101       723
ConocoPhillips                                                 15,737     1,101
Devon Energy Corp.                                              8,310       570
ONEOK, Inc.                                                    17,875       608
Patterson-UTI Energy, Inc.                                      7,900       285
Precision Drilling Corp. (a)                                    8,810       433
Valero Energy Corp.                                             2,454       277
                                                                         ------
                                                                          5,243

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FINANCIAL - DIVERSIFIED - 8.4%
Capital One Financial Corp.                                     7,651       608
Lehman Brothers Holdings, Inc.                                  5,695       664
Merrill Lynch & Co., Inc.                                       6,215       381
MetLife, Inc.                                                  10,741       535
Wachovia Corp.                                                  9,396       447
                                                                         ------
                                                                          2,635

FINANCIAL SERVICES - 1.8%
Golden West Financial Corp.                                     9,235       548

FOODS - 1.2%
Bunge, Ltd.                                                     7,108       374

HEALTHCARE - 11.5%
Baxter International, Inc.                                     15,490       618
Becton, Dickinson & Co.                                         8,699       456
CIGNA Corp.                                                     5,002       590
Cooper Cos., Inc.                                               4,549       348
Pfizer, Inc.                                                   24,760       618
WellPoint, Inc. (a)                                            12,810       972
                                                                         ------
                                                                          3,602

INSURANCE - 2.9%
American International Group, Inc.                              8,013       497
The Hartford Financial Services Group, Inc.                     5,397       416
                                                                         ------
                                                                            913

LEISURE - 1.3%
Harley-Davidson, Inc.                                           8,163       395

MANUFACTURING - 10.1%
3M Co.                                                          6,495       477
Deere & Co.                                                     6,271       384
Eaton Corp.                                                     6,702       426
Energizer Holdings, Inc. (a)                                    6,632       376
Ingersoll-Rand Co.                                             10,040       384
Masco Corp.                                                    12,892       396
National-Oilwell Varco, Inc. (a)                                4,696       309
Nucor Corp.                                                     7,140       421
                                                                         ------
                                                                          3,173

PUBLISHING - 1.0%
The McGraw-Hill Cos., Inc.                                      6,607       317

RAILROADS - 1.6%
Norfolk Southern Corp.                                         12,135       492

REAL ESTATE - 2.8%
General Growth Properties                                       9,488       426
Simon Property Group, Inc.                                      5,898       437
                                                                         ------
                                                                            863

RESTAURANTS - 2.8%
McDonald's Corp.                                               14,842       497
YUM! Brands, Inc.                                               8,120       393
                                                                         ------
                                                                            890

RETAIL - 7.0%
CVS Corp.                                                      25,478       739
Home Depot, Inc.                                               11,147       425
Nordstrom, Inc.                                                16,892       580
Target Corp.                                                    8,817       458
                                                                         ------
                                                                          2,202

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
TELECOMMUNICATIONS - 6.1%
Alltel Corp.                                                    4,580       298
Lucent Technologies, Inc. (a)                                 140,734       457
Motorola, Inc.                                                 24,812       548
Sprint Nextel Corp.                                            10,960       261
Verizon Communications, Inc.                                   10,646       348
                                                                         ------
                                                                          1,912
                                                                         ------
TOTAL COMMON STOCKS
Cost: $26,214                                                            31,124

SECURITY, RATE, MATURITY DATE                                 PRINCIPAL($)   VALUE($)
-----------------------------                                 ------------   --------
REPURCHASE AGREEMENTS - 0.6%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $174, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%, 06/12/13)
Cost: $173                                                         173           173
                                                                              ------
TOTAL INVESTMENTS - 100.0%
Cost: $26,387 (b)                                                             31,297

Percentages indicated are based on net assets of $31,291.

(a)  Represents non-income producing security.

(b) Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $131. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $5,120
Unrealized depreciation         (341)
                              ------
Net unrealized appreciation   $4,779

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 98.3%

AUTOMOBILE MANUFACTURING - 5.0%
Bayerische Motoren Werke AG                                    34,000     1,593
Toyota Motor Co.                                               11,000     1,016
Volvo AB                                                       36,000     1,571
                                                                         ------
                                                                          4,180

BANKS - 4.6%
Bank of New York Co., Inc.                                     40,000     1,176
Royal Bank of Scotland Group plc                               50,000     1,419
UBS AG ADR                                                     15,000     1,283
                                                                         ------
                                                                          3,878

BIOTECHNOLOGY - 2.1%
Roche Holding AG                                               12,492     1,735

BROADCASTING - 3.4%
Clear Channel Communications, Inc.                             37,000     1,217
Viacom, Inc., Class B                                          49,000     1,617
                                                                         ------
                                                                          2,834

COMPUTERS - 11.0%
First Data Corp.                                               41,000     1,640
Intel Corp.                                                    59,000     1,454
International Business Machines Corp.                          10,000       802
Intuit, Inc. (a)                                               17,000       762
Microsoft Corp.                                                96,000     2,471
SAP AG                                                          7,500     1,298
Yahoo!, Inc. (a)                                               23,000       778
                                                                         ------
                                                                          9,205

CONSTRUCTION - 1.0%
Fluor Corp.                                                    12,500       805

CONSUMER PRODUCTS - 1.0%
Kimberly-Clark ADR                                             45,000       847

ENERGY & UTILITIES - 11.9%
Apache Corp.                                                   29,500     2,219
BG Group plc ADR                                               37,800     1,803
BP Amoco plc                                                  189,000     2,244
Gold Fields Ltd. ADR                                           60,000       872
Statoil ASA ADR                                                50,000     1,235
Valero Energy Corp.                                            14,000     1,583
                                                                         ------
                                                                          9,956

ENTERTAINMENT - 1.8%
Comcast Corp., Class A (a)                                     53,000     1,525

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FINANCIAL - DIVERSIFIED - 13.6%
American Express Co.                                           16,000       919
Bank of America Corp.                                          19,000       800
Citigroup, Inc.                                                52,000     2,367
Deutsche Boerse AG                                             27,000     2,577
Fannie Mae                                                     12,000       538
HBOS plc                                                       50,000       753
HSBC Holdings plc ADR                                          10,000       812
Mitsubishi UFJ Financial Group, Inc.                               62       814
Mitsubishi UFJ Financial Group, Inc. ADR                      148,000     1,928
                                                                         ------
                                                                         11,508

FOOD & BEVERAGES - 3.1%
Nestle SA                                                       4,678     1,370
PepsiCo, Inc.                                                  22,000     1,248
                                                                         ------
                                                                          2,618

HEALTHCARE - 12.1%
Beckman Coulter, Inc.                                          25,000     1,350
Boston Scientific Corp. (a)                                    59,000     1,379
Caremark Rx, Inc. (a)                                          18,000       899
Eli Lilly & Co.                                                15,000       803
GlaxoSmithKline plc                                            86,000     2,186
Novartis AG ADR                                                33,000     1,683
Pfizer, Inc.                                                   76,000     1,898
                                                                         ------
                                                                         10,198

INSURANCE - 2.0%
American International Group, Inc.                             14,000       867
ING Groep NV                                                   28,000       834
                                                                         ------
                                                                          1,701

MANUFACTURING - 8.9%
3M Co.                                                         22,000     1,614
Komatsu, Ltd.                                                 193,000     2,628
L'Air Liquide ADR                                              22,500       830
Rexam plc                                                      93,000       844
Tyco International, Ltd.                                       56,000     1,560
                                                                         ------
                                                                          7,476

OFFICE EQUIPMENT & SUPPLIES - 3.8%
Avery Dennison Corp.                                           29,000     1,519
Canon, Inc. ADR                                                30,000     1,628
                                                                         ------
                                                                          3,147

PERSONAL CARE - 4.2%
Colgate-Palmolive Co.                                          23,000     1,214
Henkel KGaA ADR                                                10,000       851
The Estee Lauder Cos., Inc., Class A                           41,000     1,429
                                                                         ------
                                                                          3,494

RETAIL - 2.0%
Kohl's Corp. (a)                                               22,000     1,104
Petsmart, Inc.                                                 27,000       588
                                                                         ------
                                                                          1,692

SERVICES - 1.9%
WPP Group plc                                                 159,000     1,618

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
TELECOMMUNICATIONS - 4.9%
France Telecom SA ADR                                          28,000       805
NTT DoCoMo, Inc. (a)                                           36,000       876
Verizon Communications, Inc.                                   23,000       752
Vodafone Group plc                                            630,000     1,638
                                                                         ------
                                                                          4,071
                                                                         ------
TOTAL COMMON STOCKS
Cost: $72,691                                                            82,488

SECURITY, RATE, MATURITY DATE                             PRINCIPAL($)   VALUE($)
-----------------------------                             ------------   --------
REPURCHASE AGREEMENTS - 1.4%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $1,137, collateralized by Federal
Home Loan Mortgage Corp. security, 4.00%, 06/12/13)
Cost: $1,136                                                  1,136        1,136
                                                                          ------
TOTAL INVESTMENTS - 99.7%
   Cost $73,827 (b)                                                       83,624

Percentages indicated are based on net assets of $83,853.

(a)  Non-income producing security.

(b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $222. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $14,049
Unrealized depreciation        (4,474)
                              -------
Net unrealized appreciation   $ 9,575

ADR - American Depositary Receipt

The fund's portfolio holdings as of September 30, 2005, were distributed among the following countries:

                 PERCENTAGE OF TOTAL INVESTMENTS
                 -------------------------------
                            SHORT TERM
                   EQUITY     & OTHER    TOTAL
                   ------   ----------   -----
Bermuda              1.9%                  1.9%
France               2.0%                  2.0%
Germany              7.6%                  7.6%
Israel               1.0%                  1.0%
Japan                9.6%                  9.6%
Mexico               1.0%                  1.0%
Netherlands          1.0%                  1.0%
Norway               1.5%                  1.5%
South Africa         1.0%                  1.0%
Sweden               1.9%                  1.9%
Switzerland          5.7%                  5.7%
United Kingdom      15.9%                 15.9%
United States       48.5%      1.4%       49.9%
                    ----       ---       -----
Total               98.6%      1.4%      100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 64.2%

BANKS - 1.0%
Commerce Bancorp, Inc.                                          2,400      74

BIOTECHNOLOGY - 1.2%
Gilead Sciences, Inc. (a)                                       1,925      94

CHEMICALS - 1.8%
Amgen, Inc. (a)                                                   875      70
Praxair, Inc.                                                   1,475      70
                                                                          ---
                                                                          140

COMPUTERS - 3.5%
Apple Computer, Inc. (a)                                        1,375      73
Autodesk, Inc.                                                  1,500      70
Corning, Inc. (a)                                               3,600      70
Intel Corp.                                                     2,400      59
                                                                          ---
                                                                          272

CONSTRUCTION - 1.8%
Lafarge North America, Inc.                                     1,100      75
Pulte Homes, Inc.                                               1,500      64
                                                                          ---
                                                                          139

CONSUMER PRODUCTS - 0.8%
Black & Decker Corp.                                              775      64

ELECTRONICS - 2.2%
Rockwell Automation, Inc.                                       1,500      79
Texas Instruments, Inc.                                         2,675      91
                                                                          ---
                                                                          170

ENERGY & UTILITIES - 10.5%
Apache Corp.                                                    1,300      98
BJ Services Co.                                                 2,575      93
Burlington Resources, Inc.                                      1,250     102
ConocoPhillips                                                  1,300      91
Equitable Resources, Inc.                                       3,250     126
Murphy Oil Corp.                                                1,500      75
Questar Corp.                                                   1,450     127
Valero Energy Corp.                                             1,000     113
                                                                          ---
                                                                          825

FINANCIAL - DIVERSIFIED - 5.2%
American Express Co.                                            1,100      63
Legg Mason, Inc.                                                  900      98
Merrill Lynch & Co., Inc.                                       1,375      84
Moody's Corp.                                                   1,600      82
SLM Corp.                                                       1,400      75
                                                                          ---
                                                                          402

FINANCIAL SERVICES - 1.7%
Franklin Resources, Inc.                                        1,000      83
Golden West Financial Corp.                                       800      48
                                                                          ---
                                                                          131

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FOODS - 2.4%
Hershey Foods Corp.                                               650      37
PepsiCo, Inc.                                                   1,525      87
Wm.Wrigley Jr. Co.                                                925      66
                                                                          ---
                                                                          190

HEALTHCARE - 7.3%
Express Scripts, Inc. (a)                                       1,200      75
Johnson & Johnson, Inc.                                         1,500      94
Laboratory Corp. of America Holdings (a)                        1,650      80
Pfizer, Inc.                                                    2,750      69
St. Jude Medical, Inc. (a)                                      1,800      84
UnitedHealth Group, Inc.                                        1,600      90
WellPoint, Inc. (a)                                             1,000      76
                                                                          ---
                                                                          568

HOTELS & MOTELS - 0.9%
Marriott International, Inc., Class A                           1,075      68

INSURANCE - 1.8%
The Allstate Corp.                                                900      50
The Chubb Corp.                                                 1,025      92
                                                                          ---
                                                                          142

MANUFACTURING - 5.0%
HNI Corp.                                                       1,300      78
Ingersoll-Rand Co.                                              1,700      65
Pentair, Inc.                                                   1,800      66
Precision Castparts Corp.                                       1,800      95
Procter & Gamble Co.                                              600      36
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 5,850      48
                                                                          ---
                                                                          388

PERSONAL CARE - 0.5%
Gillette Co.                                                      600      35

PHARMACEUTICALS - 1.2%
Schering-Plough Corp.                                           4,300      91

PUBLISHING - 0.9%
The McGraw-Hill Cos., Inc.                                      1,500      72

REAL ESTATE - 0.9%
Simon Property Group, Inc.                                        900      67

RETAIL - 4.9%
Chico's FAS, Inc. (a)                                           1,925      71
CVS Corp.                                                       3,000      87
Nordstrom, Inc.                                                 2,000      69
Staples, Inc.                                                   2,700      58
Whole Foods Market, Inc.                                          725      97
                                                                          ---
                                                                          382

SERVICES - 3.6%
ARAMARK Corp.                                                   2,000      53
Cognizant Technology Solutions Corp. (a)                        1,250      58
Fiserv, Inc. (a)                                                1,750      80
Getty Images, Inc. (a)                                          1,000      87
                                                                          ---
                                                                          278

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 5.1%
Alltel Corp.                                                    1,150       75
Comverse Technology, Inc. (a)                                   3,000       78
j2 Global Communications, Inc. (a)                                900       36
Motorola, Inc.                                                  3,250       72
Scientific-Atlanta, Inc.                                        1,800       68
Sprint Nextel Corp.                                             2,825       67
                                                                         -----
                                                                           396
                                                                         -----
TOTAL COMMON STOCKS
Cost: $4,320                                                             4,988

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
First Horizon Alternative Mortgage Securities,
   4.80%, 06/25/34 (b)                                         14            14
   5.50%, 03/25/35 (b)                                         20            21
                                                                          -----
Cost: $35                                                                    35

CORPORATE BONDS - 5.8%
BANKS - 0.6%
Bank of America Corp., 4.38%, 12/01/10                         50            49

BROADCASTING - 0.1%
Liberty Media Corp., 8.50%, 07/15/29                           10            10

COMPUTERS - 0.2%
Corning, Inc., 6.20%, 03/15/16                                 15            15

CONSTRUCTION - 0.3%
KB Home, 5.88%, 01/15/15                                       15            14
Pulte Homes, Inc., 6.00%, 02/15/35                             10             9
                                                                          -----
                                                                             23

ENERGY & UTILITIES - 1.0%
Atmos Energy, 4.95%, 10/15/14                                  15            15
Chesapeake Energy Corp., 6.88%, 01/15/16                       20            20
Enterprise Products Partners LP, 4.95%, 06/01/10               20            20
XTO Energy, Inc., 5.30%, 06/30/15                              20            20
                                                                          -----
                                                                             75

FINANCIAL - DIVERSIFIED - 2.0%
Citigroup, Inc., 3.42%, 05/18/10                               50            50
Liberty Mutual Group, 5.75%, 03/15/14 (c)                      10            10
Merrill Lynch, 4.25%, 09/14/07                                 50            51
Riddell Bell Holdings, 8.38%, 10/01/12 (c)                     15            15
SLM Corp., 3.63%, 03/17/08                                     35            34
                                                                          -----
                                                                            160

HEALTHCARE - 0.6%
Medtronic, Inc., 4.75%, 09/15/15                               50            49

INVESTMENT BANKING & BROKERAGE - 0.2%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                 15            15

MANUFACTURING - 0.1%
American Standard, Inc., 7.38%, 02/01/08                        5             5

REAL ESTATE - 0.1%
Brandywine Realty Trust, 5.40%, 11/01/14                        5             5

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
RESTAURANTS - 0.1%
Dominos, Inc., 8.25%, 07/01/11                                  7             7

TELECOMMUNICATIONS - 0.5%
Directv Holdings, 6.38%, 06/15/15 (c)                          30            29
Nextel Communications, 7.38%, 08/01/15                         10            11
                                                                          -----
                                                                             40
                                                                          -----
TOTAL CORPORATE BONDS
Cost: $460                                                                  453

FOREIGN GOVERNMENT BONDS- 0.2%
United Mexican States, 6.75%, 09/27/34
Cost: $15                                                      15            16

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.6%
FEDERAL HOME LOAN BANK - 3.4%
4.28%, 11/05/07                                               100            99
4.50%, 02/15/08                                               100           100
4.10%, 06/13/08                                                20            20
3.38%, 07/21/08                                                30            29
5.20%, 05/11/12                                                15            15
                                                                          -----
                                                                            263

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.4%
3.25%, 11/02/07                                                15            15
3.25%, 02/25/08                                                 4             4
4.55%, 01/20/11                                                 5             5
4.50%, 01/15/13                                                 9             9
5.50%, 10/01/18                                                71            71
5.20%, 03/05/19                                                40            40
5.50%, 08/20/19                                                20            20
5.00%, 06/01/35                                                99            96
                                                                          -----
                                                                            260

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.8%
3.25%, 01/15/08                                                 9             9
5.25%, 01/15/09                                                14            14
6.38%, 06/15/09                                                 3             3
4.13%, 05/15/10                                                20            20
5.00%, 08/10/10                                               100            99
6.00%, 05/10/12                                                25            26
4.38%, 09/15/12                                                 4             4
5.00%, 04/15/15                                                20            21
5.55%, 08/04/15                                               100           101
5.00%, 09/01/19                                                42            42
6.50%, 07/01/32                                                 3             3
6.00%, 11/01/32                                                 2             2
5.50%, 03/01/33                                                26            26
4.58%, 12/01/34                                                38            37
4.89%, 01/01/35                                                25            25
4.82%, 08/01/35                                               100            99
                                                                            531
                                                                          -----
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
Cost: $1,066                                                              1,054

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
U.S. TREASURY NOTES - 6.3%
6.50%, 02/15/10                                               100           110
4.00%, 03/15/10                                               100            99
3.88%, 05/15/10                                                35            34
4.75%, 05/15/14                                                10            10
4.00%, 02/15/15                                               100            97
4.13%, 05/15/15                                                30            29
5.38%, 02/15/31                                               100           113
                                                                          -----
Cost: $488                                                                  492

REPURCHASE AGREEMENTS - 9.3%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $718, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%,
06/12/13)
Cost: $718                                                    718           718

TOTAL INVESTMENTS - 99.9%
Cost: $7,102 (d)                                                          7,756

Percentages indicated are based on net assets of $7,760.

(a)  Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect on September 30, 2005.

(c)  Rule 144A security.

(d) Represents cost for financial reporting purposes and differs from federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation       $731
Unrealized depreciation        (80)
                              ----
Net unrealized appreciation   $651

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%

Crusade Global Trust, 3.94%, 11/19/37 (a)                      509          509
First Horizon Alternative Mortgage Securities, 4.80%,
   06/25/34 (a)                                              1,137        1,131
Granite Mortgages plc, 3.96%, 03/20/25                       1,234        1,234
MLCC Mortgage Investors, Inc., 4.06%, 02/25/30                 850          851
                                                                         ------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
Cost: $3,746                                                              3,725

CORPORATE BONDS - 25.8%

BROADCASTING - 0.8%
Liberty Media Corp., 8.50%, 07/15/29                           490          474

COMPUTERS - 1.8%
Corning, Inc., 6.20%, 03/15/16                                 985        1,013

CONSTRUCTION - 2.4%
KB Home, 5.88%, 01/15/15                                       985          933
Pulte Homes, Inc., 6.00%, 02/15/35                             490          444
                                                                         ------
                                                                          1,377

ELECTRICAL EQUIPMENT - 1.8%
Flextronics International, Ltd., 6.50%, 05/15/13 (b)         1,000        1,020

ENERGY & UTILITIES - 6.1%
Atmos Energy, 4.95%, 10/15/14                                  985          961
Chesapeake Energy Corp., 6.88%, 01/15/16                       980        1,005
Enterprise Products Partners LP, 4.95%, 06/01/10               480          472
XTO Energy, Inc., 5.30%, 06/30/15                              980          980
                                                                         ------
                                                                          3,418

FINANCIAL - DIVERSIFIED - 4.3%
Citigroup, Inc., 3.42%, 05/18/10                               500          500
Liberty Mutual Group, 5.75%, 03/15/14 (b)                      990          967
Riddell Bell Holdings, 8.38%, 10/01/12 (b)                     985          971
                                                                         ------
                                                                          2,438

INVESTMENT BANKING & BROKERAGE - 1.7%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                 985          974

MANUFACTURING - 1.8%
American Standard, Inc., 7.38%, 02/01/08                       995        1,046

REAL ESTATE - 0.9%
Brandywine Realty Trust, 5.40%, 11/01/14                       495          489

RESTAURANTS - 1.3%
Dominos, Inc., 8.25%, 07/01/11                                 722          758

TELECOMMUNICATIONS - 2.9%
Directv Holdings, 6.38%, 06/15/15 (b)                          620          615
Nextel Communications, 7.38%, 08/01/15                         990        1,060
                                                                         ------
                                                                          1,675
                                                                         ------
TOTAL CORPORATE BONDS
Cost: $14,804                                                            14,682

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
FOREIGN GOVERNMENT BONDS - 1.8%
United Mexican States, 6.75%, 09/27/34
Cost: $970                                                     985        1,049

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.1%
6.25%, 11/14/13                                              1,000        1,002
5.50%, 10/15/35                                              4,200        4,200
                                                                         ------
                                                                          5,202

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.5%
4.13%, 05/15/10                                                480          472
5.00%, 04/15/15                                                980        1,009
4.50%, 10/01/18                                              2,700        2,643
5.00%, 10/15/20                                              3,100        3,091
5.00%, 10/15/35                                              3,400        3,328
                                                                         ------
                                                                         10,543
                                                                         ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
Cost: $15,881                                                            15,745

U.S. TREASURY NOTES - 30.7%
4.00%, 08/31/07                                              5,000        4,982
4.13%, 08/15/08                                              5,700        5,691
4.00%, 04/15/10                                              2,000        1,982
4.13%, 08/15/10                                              1,400        1,394
4.13%, 05/15/15                                              2,970        2,919
5.38%, 02/15/31                                                500          560
                                                                         ------
Cost: $17,622                                                            17,528

REPURCHASE AGREEMENTS - 10.4%
Fifth Third Bank, Inc., 3.18%, 10/03/05
(Proceeds at maturity $5,899, collateralized by
Federal Home Loan Mortgage Corp. security, 4.00%,
   06/12/13)
Cost: $5,898                                                 5,898        5,898
                                                                         ------
TOTAL INVESTMENTS - 102.8%
Cost: $58,921 (c)                                                        58,627

Percentages indicated are based on net assets of $57,031.

(a) Variable rate security. The rate presented represents the rate in effect on September 30, 2005.

(b)  Rule 144A security.

(c) Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation       $  276
Unrealized depreciation         (570)
                              -------
Net unrealized depreciation    ($294)

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2005 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                 PRINCIPAL($)   VALUE($)
-----------------------------                                 ------------   --------
CERTIFICATES OF DEPOSIT - 26.1%
City National Bank of New Jersey, 3.75%, 3/14/06 (a)                100          100
HSBC Bank plc, 3.76%, 01/20/06                                    4,000        4,000
Marshall & Isley, 3.54%, 10/17/05                                 4,000        4,000
Mercantile Safe Deposit and Trust, 3.76%, 12/12/05 (b)            4,000        4,000
Rabobank, 3.59%, 12/28/05                                         4,000        3,999
Self Help Credit Union, 3.95%, 3/13/06 (a)                          100          100
Toronto-Dominion Bank, 3.52%, 12/29/05                            3,000        3,000
Wilmington Trust Corp., 3.58%, 10/18/05                           4,000        4,000
                                                                              ------
TOTAL CERTIFICATES OF DEPOSIT
Cost: $23,199                                                                 23,199

COMMERCIAL PAPER - 68.1%
American General Finance Corp.,
   3.81%, 10/03/05                                                1,958        1,958
   3.82%, 10/05/05                                                1,447        1,446
   3.91%, 11/28/05                                                1,500         1491
Atlantis One Funding Corp.,
   3.77%, 10/20/05                                                1,297        1,294
   3.92%, 12/27/05                                                2,000        1,981
Becton Dickinson and Co., 3.66%, 10/11/05                           202          202
Blue Ridge Asset Funding, 3.78%, 10/05/05 (c)                     3,500        3,499
BMW Finance, 3.65%, 11/07/05                                      4,000        3,985
Charta Corp., 3.60%, 10/06/05                                     4,000        3,997
Coca Cola Co., 3.75%, 10/13/05                                    2,061        2,058
Cooperative Association of Tractor Dealers,
   3.79%, 10/12/05                                                 2000        1,998
   3.49%, 11/22/05                                                2,000        1,990
Fountain Square,
   3.80%, 10/28/05 (c)                                              600          598
   3.71%, 11/15/05 (c)                                            4,000        3,982
Galleon Capital, 3.69%, 10/14/05                                  4,000        3,995
J.P. Morgan Chase & Co., 3.73%, 10/17/2005                        3,730        3,724
Metlife Funding, Inc., 3.74%, 11/14/05                            4,000        3,982
Mid States Federal Credit Union Corp., 3.76%, 10/25/05            2,500        2,494
New York Times Co., 3.63%, 10/28/05                               4,000        3,989
Procter & Gamble, 3.70%, 12/01/05                                 4,000        3,975
UBS Finance Corp., 3.77%, 11/01/05                                4,000        3,987
Verizon Network Funding, 3.65%, 10/11/05                          4,000        3,996
                                                                              ------
TOTAL COMMERCIAL PAPER
Cost: $60,621                                                                 60,621

MUNICIPAL NOTES - 3.9%
New York State Housing Finance Agency, 3.84%, 11/15/29 (b)
Cost: $3,500                                                      3,500        3,500

TOTAL INVESTMENTS - 98.1%
Cost: $87,320 (d)                                                             87,320

Percentages indicated are based on net assets of $89,020.

a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

b) Variable rate security. The rate presented represents the rate in effect on September 30, 2005.

c)   Rule 144A security.

d) Represents cost and value for financial reporting and federal income tax purposes.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS                                  UNAUDITED

ORGANIZATION

Citizens Funds (the "Trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME
----                                  ----------
CITIZENS 300 FUND                     300 Fund
CITIZENS CORE GROWTH FUND             Core Growth Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund
CITIZENS VALUE FUND                   Value Fund
CITIZENS GLOBAL EQUITY FUND           Global Equity Fund
CITIZENS BALANCED FUND                Balanced Fund
CITIZENS INCOME FUND                  Income Fund
CITIZENS MONEY MARKET FUND            Money Market Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund offers two classes of shares: Standard shares and Institutional shares. The 300 Fund, Small Cap Core Growth Fund, Value Fund, Small Cap Value Fund, Balanced Fund and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's net asset value is calculated. The Global Equity Fund uses a fair value model developed by an independent third-party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS Changes in holdings of portfolio securities shall be reflected no later than on the first business day following the trade date. However, for financial reporting purposes, including each quarter end, portfolio security transactions are reported on trade date.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member of the Federal Reserve System, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange.

ITEM 2. CONTROLS AND PROCEDURES.

(A) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(B) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REGISTRANT CITIZENS FUNDS


BY /s/ Sophia Collier
   ----------------------------------
   SOPHIA COLLIER, PRESIDENT

DATE November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY /s/ Sophia Collier
   ----------------------------------
   SOPHIA COLLIER, PRESIDENT

DATE November 29, 2005


BY /s/ Sean P. Driscoll
   ----------------------------------
   SEAN P. DRISCOLL, TREASURER

DATE November 29, 2005